RiverNorth Opportunities Fund, Inc.

Statement of Investments

October 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (81.73%)
369,567	Barings Corporate Investors	$5,931,550
308,625	Barings Participation Investors	4,351,613
292,335	BlackRock California Municipal Income Trust	2,905,810
1,569,123	BlackRock Capital Allocation Term Trust(a)	21,936,340
1,638,338	BlackRock ESG Capital Allocation Term Trust(a)	23,428,233
230,470	BlackRock Health Sciences Term Trust	3,016,852
124,116	BlackRock Municipal Income Quality Trust	1,177,861
294,339	BlackRock Municipal Income Trust	2,560,749
313,257	BlackRock Municipal Income Trust II	2,791,120
167,757	BlackRock MuniHoldings Fund, Inc.	1,697,701
286,736	BlackRock MuniHoldings Quality Fund II, Inc.	2,477,399
105,409	BlackRock MuniVest Fund, Inc.	638,779
141,200	BlackRock MuniVest Fund II, Inc.	1,284,920
237,151	BlackRock MuniYield Fund, Inc.	2,124,873
280,410	BlackRock MuniYield Quality Fund II, Inc.	2,442,371
147,793	BlackRock Science and Technology Term Trust	2,134,131
167,129	BlackRock Taxable Municipal Bond Trust	2,500,250
220,118	Calamos Long/Short Equity & Dynamic Income Trust(a)	3,022,220
731,566	Clough Global Opportunities Fund	3,072,577
102,424	Eaton Vance Municipal Income Trust	902,356
323,801	First Trust High Yield Opportunities 2027 Term Fund	4,147,891
105,733	First Trust Intermediate Duration Preferred & Income Fund	1,504,581
217,002	Invesco Dynamic Credit Opportunity Fund	2,430,421
157,133	Invesco Municipal Opportunity Trust	1,266,492
121,191	MainStay CBRE Global Infrastructure Megatrends Term Fund	1,337,949
17,263	Miller/Howard High Dividend Fund	165,552
26,600	Neuberger Berman Municipal Fund, Inc.	235,676
567,657	Nuveen AMT-Free Municipal Credit Income Fund	5,693,600
20,789	Nuveen AMT-Free Municipal Value Fund	261,941
904,996	Nuveen AMT-Free Quality Municipal Income Fund(a)	8,570,312
175,844	Nuveen California Quality Municipal Income Fund	1,649,417
271,707	Nuveen Core Plus Impact Fund	2,445,363
145,734	Nuveen Municipal Credit Income Fund	1,471,913
455,683	Nuveen Municipal Value Fund, Inc.	3,640,907
143,155	Nuveen New York Quality Municipal Income Fund	1,318,458
1,308,054	Nuveen Preferred & Income Securities Fund(a)	7,782,921
110,637	Nuveen Preferred & Income Term Fund	1,824,404
138,430	Nuveen Quality Municipal Income Fund	1,357,998
54,804	Nuveen Taxable Municipal Income Fund	764,516
558,979	Pershing Square Holdings Ltd.	19,787,857
668,473	PIMCO Access Income Fund	8,710,203
202,036	PIMCO Dynamic Income Fund	3,301,268
474,398	PIMCO Dynamic Income Opportunities Fund	5,189,914
285,935	PIMCO Energy & Tactical Credit Opportunities Fund	5,432,765
339,415	PIMCO Global StocksPLUS & Income Fund	2,131,526
167,384	Pioneer Municipal High Income Fund Trust	1,170,014
1,275,236	Saba Capital Income & Opportunities Fund(a)	9,423,994
226,250	Special Opportunities Fund, Inc.	2,339,425
249,000	Templeton Emerging Markets Income Fund	1,130,460

Shares	Description	Value (Note 2)
54,186	Virtus AllianzGI Convertible & Income 2024 Target Term Fund	$458,955
46,275	Western Asset Inflation-Linked Opportunities & Income Fund	378,992

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $211,674,715)		197,723,390

			Maturity	Value
Shares	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (2.94%)
163,300	Crescent Capital BDC, Inc.	5.000%	05/25/26	3,821,220
26,143	Oxford Square Capital Corp.	6.500%	03/30/24	652,678
2,906	Virtus AllianzGI Diversified Income & Convertible Fund	5.625%		59,864
89,385	Virtus Convertible & Income Fund II(b)	5.500%		1,820,773
33,699	XAI Octagon Floating Rate Alternative Income Term Trust	6.500%	03/31/26	818,717

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $7,333,638)				7,173,252

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (1.99%)
$1,500,000	Golub Capital BDC, Inc.	2.050%	02/15/27	1,263,787
2,744,753	Golub Capital BDC, Inc.	3.375%	04/15/24	2,702,178
923,130	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	843,275
				4,809,240

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $4,894,780)				4,809,240

CORPORATE BONDS (17.57%)
6,459,394	Blackstone Private Credit Fund(c)	2.625%	12/15/26	5,531,780
2,856,157	Blackstone Private Credit Fund(c)	3.250%	03/15/27	2,464,689
3,082,262	Blackstone Secured Lending Fund	2.850%	09/30/28	2,499,562
500,000	Blue Owl Capital Corp.	2.875%	06/11/28	407,728
632,813	Blue Owl Capital Corp.	3.400%	07/15/26	564,819
3,000,000	Blue Owl Capital Corp.	3.750%	07/22/25	2,804,320
2,000,000	Blue Owl Capital Corp. II(c)	4.625%	11/26/24	1,937,895
557,143	Blue Owl Capital Corp. III	3.125%	04/13/27	475,104
2,492,428	Blue Owl Credit Income Corp.(c)	3.125%	09/23/26	2,188,066
2,505,752	Blue Owl Credit Income Corp.(c)	5.500%	03/21/25	2,425,082
2,718,300	Blue Owl Credit Income Corp.	7.750%	09/16/27	2,677,658
2,500,000	Blue Owl Technology Finance Corp.(c)	4.750%	12/15/25	2,316,752
2,500,000	Blue Owl Technology Finance Corp.(c)	6.750%	06/30/25	2,426,785
3,072,928	Franklin BSP Lending Corp.	3.250%	03/30/26	2,751,892
1,300,000	Franklin BSP Lending Corp.(c)	4.850%	12/15/24	1,251,549
1,000,000	FS KKR Capital Corp.	2.625%	01/15/27	853,301
1,000,000	MidCap Financial Investment Corp.	4.500%	07/16/26	897,100
1,500,000	MidCap Financial Investment Corp.	5.250%	03/03/25	1,440,021
6,000,000	Oaktree Specialty Lending Corp.	7.100%	02/15/29	5,722,746
1,000,000	PennantPark Investment Corp.	4.000%	11/01/26	882,270
				42,519,119

TOTAL CORPORATE BONDS
(Cost $42,995,016)				42,519,119

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (13.44%)(d)
48,020	A SPAC I Acquisition Corp.	$520,057
50,470	A SPAC II Acquisition Corp.	543,562
28,748	Achari Ventures Holdings Corp. I	307,029
28,640	Adit EdTech Acquisition Corp.	305,302
27,690	Alpha Star Acquisition Corp.	307,082
149,999	Ares Acquisition Corp.	1,616,989
260,926	Ares Acquisition Corp. II	2,687,538
39,063	Arisz Acquisition Corp.	418,759
30,000	Atlantic Coastal Acquisition Corp. II	318,000
72,474	Aurora Technology Acquisition Corp.	792,141
54,328	Bellevue Life Sciences Acquisition Corp.	568,814
65,000	Bowen Acquisition Corp.	664,950
42,480	CC Neuberger Principal Holdings III	464,731
110,000	Churchill Capital Corp. VI	1,150,600
60,000	Churchill Capital Corp. VII	627,600
52,566	Distoken Acquisition Corp.	555,623
34,404	ESH Acquisition Corp.	348,513
34,274	Everest Consolidator Acquisition Corp.	372,216
58,038	ExcelFin Acquisition Corp.	616,944
30,880	FutureTech II Acquisition Corp.	337,210
37,000	Gardiner Healthcare Acquisitions Corp.	399,600
65,531	Globalink Investment, Inc.	707,079
68,610	Gores Holdings IX, Inc.	715,602
30,342	Haymaker Acquisition Corp. 4	312,219
64,668	Horizon Space Acquisition I Corp.	685,804
59,790	InFinT Acquisition Corp.	664,865
63,942	Inflection Point Acquisition Corp. II	654,127
14,300	Innovative International Acquisition Corp.	161,447
78,504	Integrated Rail and Resources Acquisition Corp.	858,834
87,536	Integrated Wellness Acquisition Corp.	962,896
64,922	Kairous Acquisition Corp. ltd	730,372
39,630	Lakeshore Acquisition II Corp.	431,571
65,640	LIV Capital Acquisition Corp. II	714,820
67,493	Mars Acquisition Corp.	711,376
66,944	Nabors Energy Transition Corp. II	684,168
42,162	Newbury Street Acquisition Corp.	445,231
48,836	OceanTech Acquisitions I Corp.	538,173
58,800	OPY Acquisition Corp. I	615,048
60,000	Pearl Holdings Acquisition Corp.	645,000
51,134	PHP Ventures Acquisition Corp.	559,406
32,271	Pono Capital Three, Inc.	341,750
33,890	Priveterra Acquisition Corp. II	367,368
30,397	Quantum FinTech Acquisition Corp.	320,688
32,463	Quetta Acquisition Corp.	328,233
68,194	Redwoods Acquisition Corp.	728,312
120	REE Automotive, Ltd.	314
64,612	RF Acquisition Corp.	688,764
65,163	Screaming Eagle Acquisition Corp.	684,211
29,895	Seaport Global Acquisition II Corp.	320,773
60,000	ShoulderUp Technology Acquisition Corp.	635,940
83,236	Sizzle Acquisition Corp.	906,440
32,463	Spark I Acquisition Corp.	328,201
14,408	SportsMap Tech Acquisition Corp.	154,886
39,232	Tristar Acquisition I Corp.	422,136

Shares	Description	Value (Note 2)
52,742	WinVest Acquisition Corp.	$579,107

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $30,469,819)		32,528,421

RIGHTS (0.08%)
48,020	A SPAC I Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,639
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,542
33,634	Accretion Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,363
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	2,769
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	2,812
72,474	Aurora Technology Acquisition Corp., Strike Price $11.50, Expires 02/07/2028	7,247
51,497	Bannix Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,964
54,328	Bellevue Life Sciences Acquisi, Strike Price $0.01, Expires 12/31/2045	9,236
65,000	Bowen Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	7,215
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.01, Expires 05/25/2027	2,618
11,614	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	1,293
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	6,267
35,695	Data Knights Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	625
28,601	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 10/26/2023	9,724
52,566	Distoken Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,839
34,404	ESH Acquisition Corp., Strike Price $10.00, Expires 12/31/2049	4,128
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	13
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 08/19/2023	5,898
64,668	Horizon Space Acquisition I Corp., Strike Price $0.01, Expires 12/31/2049	7,760
64,922	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 11/24/2023	7,524
39,630	Lakeshore Acquisition II Corp., Strike Price $0.01, Expires 12/31/2049	6,143
67,493	Mars Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,517
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	8,102
36,206	Nocturne Acquisition Corp., Strike Price $0.01, Expires 12/29/2025	5,069
69,600	NorthView Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	9,222
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 10/08/2022	4,715

Shares	Description	Value (Note 2)
68,194	Redwoods Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$7,590
64,612	RF Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,234
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	1,941
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,337
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,164
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,833

TOTAL RIGHTS
(Cost $298,936)		187,343

WARRANTS (0.12%)(d)
1,245	7GC & Co. Holdings, Inc., Strike Price $11.50, Expires 12/31/2026	54
36,015	A SPAC I Acquisition Corp., Strike Price $11.50, Expires 05/21/2027	436
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	235
9,384	Abacus Life, Inc., Strike Price $11.50, Expires 07/01/2027	2,909
16,817	Accretion Acquisition Corp., Strike Price $11.50, Expires 03/01/2028	367
23,244	Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2027	688
28,748	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 10/15/2026	1,009
14,320	Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	574
2,250	AEON Biopharma, Inc., Strike Price $11.50, Expires 07/21/2028	139
30,384	AGBA Group Holding, Ltd., Strike Price $11.50, Expires 05/10/2024	489
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	166
43,371	ALSP Orchid Acquisition Corp. I, Strike Price $11.50, Expires 11/30/2028	1,084
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	425
13,545	American Acquisition Opportunity, Inc., Strike Price $11.50, Expires 05/28/2026	677
57,051	Amprius Technologies, Inc., Strike Price $11.50, Expires 09/14/2027	11,125
8,612	Apexigen, Inc., Strike Price $11.50, Expires 07/29/2027	225
20,000	Ares Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
130,463	Ares Acquisition Corp. II, Strike Price $11.50, Expires 06/12/2028	24,788
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	391
32,655	Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028	526
72,474	Aurora Technology Acquisition Corp., Strike Price $11.50, Expires 02/07/2028	797

Shares	Description	Value (Note 2)
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 07/31/2026	$1,030
54,641	Battery Future Acquisition Corp., Strike Price $11.50, Expires 05/26/2028	2,049
54,328	Bellevue Life Sciences Acquisi, Strike Price $11.50, Expires 02/10/2028	1,413
81,786	Beneficient, Strike Price $11.50, Expires 06/07/2028	1,529
21,464	Bitcoin Depot, Inc., Strike Price $11.50, Expires 07/03/2028	3,220
29,424	Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	736
7,840	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	238
57,401	Blue Ocean Acquisition Corp., Strike Price $11.50, Expires 10/21/2028	2,852
21,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	4,421
16,504	Bridger Aerospace Group Holdings, Inc., Strike Price $11.50, Expires 01/25/2028	3,339
6,735	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	364
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	550
15,319	Cardio Diagnostics Holdings, Inc., Strike Price $11.50, Expires 12/01/2026	613
10,367	CC Neuberger Principal Holdings III, Strike Price $11.50, Expires 12/31/2027	2,175
830	CF Acquisition Corp. IV, Strike Price $11.50, Expires 12/14/2025	40
6,768	CF Acquisition Corp. VIII, Strike Price $11.50, Expires 12/31/2027	677
31,909	Churchill Capital Corp. VI, Strike Price $11.50, Expires 12/31/2027	2,042
32,084	Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/2028	6,417
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	783
15,030	Concord Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	1,504
51,016	Conduit Pharmaceuticals, Inc., Strike Price $11.50, Expires 02/03/2027	1,530
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	152
11,670	Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 11/19/2028	53
5,688	DHC Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	284
19,208	Digital Health Acquisition Corp., Strike Price $11.50, Expires 11/04/2028	576
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	90
52,566	Distoken Acquisition Corp., Strike Price $11.50, Expires 03/30/2028	1,078
9,479	Dune Acquisition Corp., Strike Price $11.50, Expires 10/29/2027	214
2,171	ECARX Holdings, Inc., Strike Price $11.50, Expires 12/21/2027	77
14,153	Edify Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	277
53,773	ESGL Holdings, Ltd., Strike Price $11.50, Expires 04/13/2028	355

Shares	Description	Value (Note 2)
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	$5,586
54,641	EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	3,278
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	3,427
4,804	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 10/21/2026	192
92	Falcon's Beyond Global, Inc., Strike Price $11.50, Expires 09/01/2027	50
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	13
24,010	Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	531
426	Flame Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	298
24,594	Forafric Global PLC, Strike Price $11.50, Expires 06/09/2027	24,594
20,705	FOXO Technologies, Inc., Strike Price $11.50, Expires 08/01/2027	60
22,574	Frontier Investment Corp., Strike Price $11.50, Expires 12/31/2026	907
7,176	Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	287
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	1,090
67,312	Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028	1,743
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	206
42,380	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	1,483
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	655
20,390	Gorilla Technology Group, Inc., Strike Price $11.50, Expires 07/14/2027	922
25,071	Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	755
24,100	Hennessy Capital Investment Corp. VI, Strike Price $11.50, Expires 12/31/2027	1,207
64,668	Horizon Space Acquisition I Corp., Strike Price $11.50, Expires 01/26/2028	2,263
44,569	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	1,863
50,640	iCoreConnect, Inc., Strike Price $11.50, Expires 05/15/2028	5,064
31,971	Inflection Point Acquisition Corp. II, Strike Price $11.50, Expires 07/17/2028	6,714
7,150	Innovative International Acquisition Corp., Strike Price $11.50, Expires 07/01/2028	265
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	4,710
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	5,515
1,067	InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/2027	37
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	364
52,752	Jet.AI, Inc., Strike Price $11.50, Expires 08/12/2026	860
32,461	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 09/15/2026	454

Shares	Description	Value (Note 2)
31,452	Kensington Capital Acquisition Corp. V, Strike Price $11.50, Expires 08/13/2028	$3,554
15,057	Kingswood Acquisition Corp., Strike Price $11.50, Expires 05/01/2027	226
19,815	Lakeshore Acquisition II Corp., Strike Price $11.50, Expires 11/18/2026	297
55,368	LAMF Global Ventures Corp. I, Strike Price $11.50, Expires 11/11/2026	2,276
4,787	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	168
49,230	LIV Capital Acquisition Corp. II, Strike Price $11.50, Expires 02/16/2027	1,083
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	233
16,878	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	844
41,578	Monterey Innovation Acquisition Corp., Strike Price $11.50, Expires 10/01/2026	832
14,063	Moolec Science SA, Strike Price $11.50, Expires 09/27/2027	353
2,547	Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/2026	76
13,723	MSP Recovery, Inc., Strike Price $0.01, Expires 02/14/2026	2,607
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	447
31,288	Nabors Energy Transition Corp., Strike Price $11.50, Expires 11/17/2026	4,693
33,472	Nabors Energy Transition Corp. II, Strike Price $11.50, Expires 09/05/2028	5,021
4,126	Near Intelligence, Inc., Strike Price $11.50, Expires 07/08/2027	25
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2,319
9,620	Newcourt Acquisition Corp., Strike Price $11.50, Expires 04/12/2028	126
9,664	NKGen Biotech, Inc., Strike Price $11.50, Expires 05/31/2028	586
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	96
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	922
5,790	Nuburu, Inc., Strike Price $11.50, Expires 09/07/2027	116
32,014	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	1,281
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	786
45,872	OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026	3,573
8,341	Onyx Acquisition Co. I, Strike Price $11.50, Expires 11/30/2028	184
58,811	OPY Acquisition Corp. I, Strike Price $11.50, Expires 09/22/2027	2,058
23,946	Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	520
53,236	Oxus Acquisition Corp., Strike Price $11.50, Expires 08/26/2026	4,791
1,733	Peak Bio, Inc., Strike Price $11.50, Expires 12/31/2027	5
5,294	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	159
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 08/16/2028	511

Shares	Description	Value (Note 2)
32,271	Pono Capital Three, Inc., Strike Price $11.50, Expires 04/03/2028	$1,413
65,632	Power & Digital Infrastructure Acquisition II Corp., Strike Price $11.50, Expires 12/14/2028	5,894
7,982	Prenetics Global, Ltd., Strike Price $8.91, Expires 05/17/2027	129
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	2,035
16,945	Priveterra Acquisition Corp. II, Strike Price $11.50, Expires 01/08/2026	542
19,034	Project Energy Reimagined Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	1,028
34,072	PROOF Acquisition Corp. I, Strike Price $11.50, Expires 12/03/2028	2,092
15,120	ProSomnus, Inc., Strike Price $11.50, Expires 04/20/2028	739
33,768	Prospector Capital Corp., Strike Price $11.50, Expires 01/01/2025	1,891
2,383	Pyrophyte Acquisition Corp., Strike Price $11.50, Expires 12/17/2023	131
30,397	Quantum FinTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,520
68,194	Redwoods Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	2,257
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
64,612	RF Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	1,305
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	3
15,598	Roadzen, Inc., Strike Price $11.50, Expires 11/30/2028	546
953	Roth CH Acquisition Co., Strike Price $11.50, Expires 10/29/2028	44
30,975	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	1,409
21,721	Screaming Eagle Acquisition Corp., Strike Price $11.50, Expires 12/15/2027	2,607
31,863	SeaStar Medical Holding Corp., Strike Price $11.50, Expires 01/26/2026	1,415
3,201	Semper Paratus Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	144
17,810	SHUAA Partners Acquisition Corp. I, Strike Price $11.50, Expires 03/02/2027	892
41,618	Sizzle Acquisition Corp., Strike Price $11.50, Expires 03/12/2026	3,371
51,043	SMX Security Matters PLC, Strike Price $253.00, Expires 03/07/2028	771
46,715	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	21,489
32,793	Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	1,148
10,806	SportsMap Tech Acquisition Corp., Strike Price $11.50, Expires 09/01/2027	332
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	1,022
28,602	SunCar Technology Group, Inc., Strike Price $11.50, Expires 05/18/2028	5,906
32,785	Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028	1,640
25,664	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/15/2028	646

Shares	Description	Value (Note 2)
6,195	TLGY Acquisition Corp., Strike Price $11.50, Expires 01/14/2028	$193
19,616	Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	490
2,277	Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028	85
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	196
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 08/09/2026	290
24,668	Worldwide Webb Acquisition Corp., Strike Price $11.50, Expires 10/20/2026	3,698
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	700
14,153	Zapp Electric Vehicles Group, Ltd., Strike Price $11.50, Expires 03/03/2028	92
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026	3,393

TOTAL WARRANTS
(Cost $1,169,948)		279,222

EXCHANGE-TRADED FUNDS (1.23%)
50,000	Utilities Select Sector SPDR® Fund	2,984,500

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,922,186)		2,984,500

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
GOVERNMENT BOND (12.55%)
10,662,000	U.S. Treasury Bond	3.625%	02/15/53	8,310,946
4,000,000	U.S. Treasury Bond	4.000%	11/15/52	3,343,750
3,000,000	U.S. Treasury Note	3.000%	07/31/24	2,945,380
5,000,000	U.S. Treasury Note	3.250%	08/31/24	4,908,986
10,000,000	U.S. Treasury Note	4.250%	09/30/24	9,866,997
1,000,000	U.S. Treasury Note	4.500%	11/30/24	990,169

TOTAL GOVERNMENT BOND
(Cost $33,366,191)				30,366,228

			7-Day	Value
Shares	Description		Yield	(Note 2)
SHORT-TERM INVESTMENTS (6.85%)
16,567,994	State Street Institutional Treasury Money Market Fund Premier Class		5.309%	16,567,994

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,567,994)				16,567,994

TOTAL INVESTMENTS (138.50%)
(Cost $351,693,223)				$335,138,709

Series A Cumulative Perpetual Preferred Shares (40.39%)				(97,750,000)
Other Assets In Excess Of Liabilities (1.89%)(e)				4,609,034
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)				$241,997,744

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-11.51%)
Invesco S&P 500 Equal Weight ETF	(165,000)	$(22,411,950)
SPDR S&P 500 ETF Trust	(13,000)	(5,436,600)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(27,848,550)

TOTAL SECURITIES SOLD SHORT
(Proceeds $31,118,378)		$(27,848,550)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of October 31, 2023, the aggregate value of those securities was $16,205,500 representing 6.69% of net assets.
(b)	Perpetual maturity.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023, the market value of those Rule 144A securities held by the Fund was $7,934,760 representing 3.28% of the Fund's net assets.
(d)	Non-income producing security.
(e)	Includes cash in the amount of $34,898,120 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

October 31, 2023 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds, exchange-traded funds (“ETFs”), business development companies (“BDCs” and collectively, “Underlying Funds”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on October 31, 2023.

Portfolio Valuation: The net asset value per share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$197,783,254	$–	$–	$197,783,254
Business Development Companies - Preferred Shares	7,113,388	–	–	7,113,388
Business Development Company Notes	–	4,809,240	–	4,809,240
Corporate Bonds	–	42,519,119	–	42,519,119
Special Purpose Acquisition Companies - Common Shares/Units	32,366,974	161,447	–	32,528,421
Rights	187,330	13	–	187,343
Warrants	263,393	15,829	–	279,222
Exchange-Traded Funds	2,984,500	–	–	2,984,500
Government Bond	–	30,366,228	–	30,366,228
Short-Term Investments	16,567,994	–	–	16,567,994
Total	$257,266,833	$77,871,876	$–	$335,138,709
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(27,848,550)	$–	$–	$(27,848,550)
Total	$(27,848,550)	$–	$–	$(27,848,550)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. The Fund was required to comply with Rule 18f-4 beginning August 19, 2022 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.Rule 18f-4 under the 1940 Act requires funds that invest in derivatives above a specified amount to adopt and implement a derivatives risk management program ("DRMP") administered by a derivatives risk manager that is appointed by and overseen by the fund's board of trustees, and to comply with an outer limit on fund leverage risk based on value at risk, or "VaR." The Fund has established a DRMP and appointed a derivatives risk manager to administer the DRMP, consistent with Rule 18f-4.

During the period ended October 31, 2023, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.